Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Dividend payables	$ 80		$ 80
Deposit received from customers	31		73
Rental deposit received	12		5
Other payables	941		1,068
Other tax payables	78		24
Other payables and accrued expenses	$ 1,142		$ 1,250
ZHEJIANG TIANLAN
Accrued expenses | ¥		¥ 5,312		¥ 5,348
Other payables | ¥		2,271		1,829
Deferred income | ¥		0		9,201
Other payables and accrued expenses | ¥		¥ 7,583		¥ 16,378